INVENTORIES	3 Months Ended
Mar. 31, 2023
Inventories [Abstract]
INVENTORIES	Inventories
The Company records inventories at the lower of cost or net realizable value for finished goods, work-in-progress, raw materials, and supplies. The Company makes inventory write-downs on an item-by-item basis, except where it may be appropriate to group similar or related items.

(in millions)	March 31, 2023	December 31, 2022
Work in progress	$1,012	$1,025
Raw materials and supplies	411	314
Total	$1,423	$1,339